Trade Receivables, Net	6 Months Ended
Mar. 31, 2025
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

NOTE 3. TRADE RECEIVABLES, NET

Trade receivables, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Trade receivables	27,928,480	31,242,732
Less: allowance for credit loss	(6,077,000)	(6,390,000)
	21,851,480	24,852,732

The Group recorded provision for allowance for credit loss of trade receivables of HK$64,000 and HK$313,000 for the six months ended March 31, 2024 and 2025, respectively.

Movement of provision for allowance for credit loss of trade receivables is as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Balance at beginning of the period	8,347,208	6,077,000
Retrospective adjustment upon adoption of ASC 326	947,792	—
Provision for the period	64,000	313,000
Balance at end of the period	9,359,000	6,390,000